Acquisitions - Additional Information (Detail) $ in Millions, $ in Billions		3 Months Ended
	Dec. 01, 2022 CAD ($) shares	Jan. 31, 2023 CAD ($)	Jan. 31, 2022 CAD ($)	Dec. 20, 2021 USD ($)
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Changes in fair value of forward contracts		$ (264)	$ (234)
Top of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets	15 years
Bottom of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets	3 years
Floating interest rate [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Gain loss on investment		(1,628)	517
Debt instrument recognized at amortized costs		(383)	$ 45
Bank Of The West [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Percentage of voting equity interests acquired				100.00%
Consideration in cash				$ 13.8
Radicle [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Acquisition of business, net consideration	$ 42
Consideration in cash		$ 195
Acquired intangible assets	$ 61
Number of shares issued | shares	1,162,711
Equity interests of acquirer	$ 153
Acquired goodwill	$ 89